Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net revenue	$ 986,145	$ 1,348,738	$ 4,796,474	$ 4,299,717
Cost of revenue	1,012,687	1,572,170	6,109,206	5,300,037
Gross margin (loss)	(26,542)	(223,432)	(1,312,732)	(1,000,320)
Operating expenses
Compensation	4,114,523	1,662,830	4,678,390	5,812,057
Research and development	131,626	226,654	951,414	983,528
Marketing	535,521	2,092,021	4,700,171	9,626,982
Stock based compensation	7,328,044	1,080,792	4,183,844	9,661,168
Impairment of goodwill			1,433,815	1,035,795
Impairment of intangible assets			2,043,011	688,127
General and administrative	1,575,359	1,723,555	9,727,735	4,560,743
Total operating expenses	13,685,073	6,785,852	27,718,380	32,368,400
Loss from operations	(13,711,615)	(7,009,284)	(29,031,112)	(33,368,720)
Other income (expenses)
Other income	12,000	99	99	396,223
Interest expense	(65,370)	(13,896)	(821,051)	(372,106)
Accretion of debt discount and issuance cost	(2,155,159)	(23,477)	(4,668,039)	(3,612,669)
Derivative liability	(58,970)	3,729		(100,502)
Change in derivative liability			3,729	(1,096,287)
Impairment of investment			(50,000)	(589,461)
Settlement of vendor liabilities	23,589	14,525	(265,717)	59,692
Loss on marketable securities			(11,742)
Gain on extinguishment of debt		147,256	(832,482)	1,025,655
Gain on forgiveness of debt				279,022
Other income (expenses), net	(2,243,910)	128,236	(6,645,203)	(4,010,433)
Loss before income tax provision	(15,955,525)	(6,881,048)	(35,676,315)	(37,379,153)
Income tax provision
Net loss	(15,955,525)	(6,881,048)	(35,676,315)	(37,379,153)
Non-controlling interest in net loss	49,190	617,886	3,383,044	86,251
Net Loss attributable to Creatd, Inc.	(15,906,335)	(6,263,162)	(32,293,271)	(37,292,902)
Deemed dividend	(6,337,246)	(81,728)	(4,216,528)	(410,750)
Net loss attributable to common shareholders	(22,243,581)	(6,344,890)	(36,509,799)	(37,703,652)
Comprehensive loss
Net loss	(15,955,525)	(6,881,048)	(35,676,315)	(37,379,153)
Currency translation gain (loss)	129,971	(4,950)	(61,911)	(41,038)
Comprehensive loss	$ (15,825,554)	$ (6,885,998)	$ (35,738,226)	$ (37,420,191)
Per-share data
Basic and diluted loss per share (in Dollars per share)	$ (0.35)	$ (0.36)	$ (1.66)	$ (2.98)
Weighted average number of common shares outstanding (in Shares)	63,491,732	17,707,951	22,035,260	12,652,470